Annual Fund Operating Expenses - Global X Funds Member - Global X Magnificent Six ETF - Global X Magnificent Six ETF Class	Oct. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.20%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.